Segment reporting	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
Information about our reportable segments for the six months ended June 30, 2021 and 2020 is as follows:

For the six months ended June 30, 2021

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$23,344	$25,783	$88,278	$136,202	$273,607	$—	$273,607
Vessel operating costs	(14,065)	(19,814)	(50,834)	(79,187)	(163,900)	—	(163,900)
Voyage expenses	16	(479)	(243)	(2,075)	(2,781)	—	(2,781)
Depreciation - owned or sale and leaseback vessels	(10,446)	(10,454)	(40,112)	(36,994)	(98,006)	—	(98,006)
Depreciation - right of use assets for vessels	—	(1,773)	(4,216)	(16,052)	(22,041)	—	(22,041)
General and administrative expenses	(581)	(760)	(2,034)	(3,015)	(6,390)	(20,494)	(26,884)
Financial expenses	—	—	—	—	—	(69,973)	(69,973)
Loss on Convertible Notes exchange	—	—	—	—	—	(5,504)	(5,504)
Financial income	2	—	—	296	298	114	412
Other income and (expense), net	(393)	—	—	(368)	(761)	655	(106)
Segment loss	$(2,123)	$(7,497)	$(9,161)	$(1,193)	$(19,974)	$(95,202)	$(115,176)
For the six months ended June 30, 2020

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total

Vessel revenue	$56,855	$76,012	$250,169	$217,371	$600,407	$—	$600,407
Vessel operating costs	(14,818)	(24,904)	(51,286)	(70,213)	(161,221)	—	(161,221)
Voyage expenses	(21)	(296)	(3,551)	(3,257)	(7,125)	—	(7,125)
Depreciation - owned or sale and leaseback vessels	(10,100)	(10,625)	(38,593)	(35,625)	(94,943)	—	(94,943)
Depreciation - right of use assets for vessels	—	(7,595)	(4,268)	(14,943)	(26,806)	—	(26,806)
General and administrative expenses	(573)	(1,047)	(1,881)	(2,970)	(6,471)	(29,539)	(36,010)
Financial expenses	—	—	—	—	—	(83,892)	(83,892)
Financial income	92	9	2	280	383	477	860
Other expenses, net	—	—	—	—	—	(702)	(702)
Segment income or loss	$31,435	$31,554	$150,592	$90,643	$304,224	$(113,656)	$190,568